Consolidated Statements of Preferred Units and Members Deficit - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Balance	$ 53,250	$ (124,758)	$ (118,603)	$ (103,914)	$ (95,290)	$ (84,774)	$ (118,603)	$ (84,774)	$ (84,774)	$ (47,864)
Adjustment to issuance costs related to June 2020 private placement	651
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger		129,870
Common shares issued in private placement, net of issuance costs of $6,902		53,581								720
Payment to non-participating Compass Therapeutics LLC members upon consummation of Merger		(69)
Issuance of profit interests and related unit compensation expense									915	656
Forteiture of common units									0	0
Share-based compensation expense	2,536	183	247	249	185	255
Net loss	(9,150)	(5,557)	(6,402)	(8,552)	(8,809)	(10,771)	(21,109)	(28,132)	(34,744)	(38,286)
Balance	$ 47,287	53,250	(124,758)	(112,217)	(103,914)	(95,290)	47,287	(112,217)	(118,603)	(84,774)
Temporary equity, Beginning Balance			$ 129,870			$ 129,870	$ 129,870	$ 129,870	$ 129,870
Temporary equity, Beginning Balance, Shares			207,164,404			207,164,404	207,164,404	207,164,404	207,164,404
Additional issuance costs in connection with the prior issuance of Series A4B preferred units		(6,902)
Temporary equity, Ending Balance									$ 129,870	$ 129,870
Temporary equity, Ending Balance, Shares	0						0		207,164,404	207,164,404
Common Stock
Balance	$ 5	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Common shares issued to former shareholders of Olivia Ventures Inc.		1,000,000,000
Balance (in shares)	50,896,833	7,122,127	7,034,047	6,683,576	6,578,449	6,355,377	7,034,047	6,355,377	6,355,377
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger		$ 3
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger, Shares		30,629,606					30,629,606
Common shares issued in private placement, net of issuance costs of $6,902		$ 1
Common shares issued in private placement, net of issuance costs of $6,902, Shares		12,096,442
Payment to non-participating Compass Therapeutics LLC members upon consummation of Merger, Shares		(13,640)
Vesting of share-based awards	127,437,000	62,298	88,080	228,407	105,127	223,072
Balance	$ 5	$ 5	$ 1	$ 1	$ 1	$ 1	$ 5	$ 1	$ 1	$ 1
Balance (in shares)	51,024,270,000	50,896,833	7,122,127	6,911,983	6,683,576	6,578,449	51,024,270,000	6,911,983	7,034,047	6,355,377
Additional Paid-in Capital [Member]
Balance	$ 187,112	$ 3,551	$ 3,304	$ 2,829	$ 2,644	$ 2,389	$ 3,304	$ 2,389	$ 2,389
Adjustment to issuance costs related to June 2020 private placement	651
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger		129,867
Common shares issued in private placement, net of issuance costs of $6,902		53,580
Payment to non-participating Compass Therapeutics LLC members upon consummation of Merger		(69)
Share-based compensation expense	2,536	183	247	249	185	255
Balance	190,299	187,112	3,551	3,078	2,829	2,644	190,299	3,078	3,304	$ 2,389
Retained Earnings [Member]
Balance	(133,867)	(128,310)	(121,908)	(106,744)	(97,935)	(87,164)	(121,908)	(87,164)	(87,164)	(48,878)
Forteiture of common units									0	0
Net loss	(9,150)	(5,557)	(6,402)	(8,552)	(8,809)	(10,771)			(34,744)	(38,286)
Balance	(143,017)	(133,867)	(128,310)	(115,296)	(106,744)	(97,935)	(143,017)	(115,296)	(121,908)	(87,164)
Convertible Preferred Stock
Temporary equity, Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger		$ (129,870)
Temporary equity, Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger, Shares		(207,164,404)
Temporary equity, Beginning Balance	$ 0	$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 129,870
Temporary equity, Beginning Balance, Shares	0	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404
Temporary equity, Ending Balance		$ 0	$ 129,870	$ 129,870	$ 129,870	$ 129,870		$ 129,870	$ 129,870	$ 129,870
Temporary equity, Ending Balance, Shares	0	0	207,164,404	207,164,404	207,164,404	207,164,404	0	207,164,404	207,164,404	207,164,404
Convertible Preferred Stock Series A One Two Three Four Fourb and Five[Member]
Temporary equity, Beginning Balance			$ 129,870			$ 129,870	$ 129,870	$ 129,870	$ 129,870	$ 81,513
Temporary equity, Beginning Balance, Shares			207,164,404			207,164,404	207,164,404	207,164,404	207,164,404	162,424,715
Additional issuance costs in connection with the prior issuance of Series A4B preferred units										$ (7)
Issuance of Series A-5preferred units,Value										$ 49,084
Issuance of Series A-5 preferred units, Shares										44,739,689
Issuance of Class C common units associated with Series A-5 preferred units										$ (720)
Issuance of Class C common units associated with Series A-5 preferred units, Shares										0
Temporary equity, Ending Balance									$ 129,870	$ 129,870
Temporary equity, Ending Balance, Shares									207,164,404	207,164,404
Class A Common Units | Common Stock
Balance			$ 2,585			$ 1,670	$ 2,585	$ 1,670	$ 1,670	$ 181
Balance (in shares)			75,632,932			66,578,491	75,632,932	66,578,491	66,578,491	5,078,488
Redesignation of Class B common units										$ 833
Redesignation of Class B common units, Shares										46,542,838
Issuance of profit interests and related unit compensation expense									$ 915	$ 656
Issuance of profit interests and related unit compensation expense, Shares									19,643,100	16,143,382
Forteiture of common units									$ 0	$ 0
Forteiture of common units									(10,588,659)	(1,186,217)
Balance									$ 2,585	$ 1,670
Balance (in shares)									75,632,932	66,578,491
Common Class B [Member] | Common Stock
Balance										$ 833
Balance (in shares)										46,542,838
Redesignation of Class B common units										$ (833)
Redesignation of Class B common units, Shares										(46,542,838)
Forteiture of common units									$ 0	$ 0
Class C Common Units | Common Stock
Balance			$ 720			$ 720	$ 720	$ 720	$ 720
Balance (in shares)			4,509,750			4,509,750	4,509,750	4,509,750	4,509,750
Common shares issued in private placement, net of issuance costs of $6,902										$ 720
Common shares issued in private placement, net of issuance costs of $6,902, Shares										4,509,750
Forteiture of common units									$ 0	$ 0
Balance									$ 720	$ 720
Balance (in shares)									4,509,750	4,509,750